CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized		22,220,893	22,220,893	10,076,873
Preferred stock, shares issued		22,062,155	22,062,155	10,076,873
Series A Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,076,873	10,076,873
Preferred stock, shares issued	10,076,873	10,076,873
Preferred stock, shares outstanding	10,076,873	10,076,873
Series B Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	12,144,020	12,144,020
Preferred stock, shares issued	11,985,282	11,985,282
Preferred stock, shares outstanding	11,985,282	11,985,282